Transactions with Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Interest on BIA litigation [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	$ 5,285,479
Key management personnel remuneration [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	1,132,856	1,184,300
End of service benefits expense for key management [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	44,759	202,295
Transactions with related parties (corporate service fees, professional services etc.) [Member]
Schedule of Transactions with Related Parties [Line Items]
Transactions with related parties	$ 207,711	$ 182,799